Putnam Investments
                                            One Post Office Square
                                            Boston, MA 02109
                                            March 2, 2000
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Tax Smart Equity Fund, a series of Putnam Tax Smart Funds
    Trust (Reg. No. 333-76335) (811-9289) (the "Fund") Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment
No. 1 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 25, 2000.

     Comments or questions concerning this certificate may be directed to Kathy Moynihan at 1-800-225-2465, ext. 11796.

                                         Very truly yours,

                                         Putnam Tax Smart Equity Fund

                                         /s/ Gordon H. Silver
                                     By: ----------------------------

                                         Gordon H. Silver
                                         Vice President


cc:  David Coombs, Esq.